Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
T. Rowe Price Asia Opportunities Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.39%	(0.88%)	(19.25%)	(5.38%)	26.68%	25.08%	(11.16%)	43.23%	4.71%	(0.67%)
T. Rowe Price China Evolution Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.50%	(15.81%)	(26.49%)	5.89%	59.06%
T. Rowe Price Global Impact Equity Fund - I Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.30%	16.29%	(24.67%)